J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly JPMorgan Emerging Markets Equity Core ETF)

Statement of Additional Information dated March 5, 2021, as supplemented

JPMorgan ActiveBuilders International Equity ETF

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF

Statements of Additional Information dated June 21, 2021

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan High Yield Research Enhanced ETF

JPMorgan International Bond Opportunities ETF

(formerly JPMorgan Global Bond Opportunities ETF)

JPMorgan Municipal ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

JPMorgan BetaBuilders MSCI US REIT ETF

Statements of Additional Information dated July 1, 2021, as supplemented

JPMorgan Equity Premium Income ETF

Statement of Additional Information dated November 1, 2020, as supplemented

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

Statement of Additional Information dated November 9, 2020, as supplemented

JPMorgan Carbon Transition U.S. Equity ETF

Statement of Additional Information dated December 4, 2020, as supplemented

JPMorgan Short Duration Core Plus ETF

Statement of Additional Information dated February 23, 2021, as supplemented

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

JPMorgan International Growth ETF

Statements of Additional Information dated March 1, 2021, as supplemented

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 5, 2021

to the Statements of Additional Information as dated above

Effective August 1, 2021, Brian Shlissel became President and Principal Executive Officer of the Trust.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-ETFSAI-821